ENVIRONMENTAL REHABILITATION OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2018
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Schedule of environmental rehabilitation obligation activity

Figures in million - SA rand	Notes	2018	2017	2016
Balance at beginning of the year		4,678.7	3,982.2	2,411.0
Interest charge[1]	5	398.8	357.1	291.4
Payment of environmental rehabilitation obligation[2]		(32.3)	(26.9)	-
Change in estimates charged to profit or loss[3]	7	(90.4)	248.9	97.5
Change in estimates capitalised[3]	12	618.8	(177.7)	472.5
Environmental rehabilitation obligation on acquisition of subsidiaries	13	672.7	312.1	709.8
Foreign currency translation		47.9	(17.0)	-
Balance at end of the year		6,294.2	4,678.7	3,982.2
Environmental rehabilitation obligation and other provisions consists of:
Environmental rehabilitation obligation		6,176.2	4,678.7	3,982.2
Other provisions		118.0	-	-
Environmental rehabilitation obligation and other provisions		6,294.2	4,678.7	3,982.2

[1] The provision is calculated based on the discount rates of 6.2% – 9.8% (2017:  7.2% - 9.7% and 2016: 7.8% - 9.7%).

[2] The cost of ongoing current programmes to prevent and control environmental disturbances, including reclamation activities, is charged to cost of sales as incurred.

[3] Changes in estimates are defined as changes in reserves and corresponding changes in life of mine, changes in discount rates, and changes in laws and regulations governing environmental matters.